LEASE - Total leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LEASE
Total future minimum lease payments	$ 54,123
Less: imputed interest	1,430
NPV for future minimum lease payments	$ 52,693	$ 78,559
Total future minimum lease payments		82,851
Less: imputed interest		4,292
NPV for future minimum lease payments		$ 78,559